INCOME TAXES - Components of Income Tax Provision (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Federal									$ 522	$ 305	$ 365
Non-U.S.									3,288	4,113	4,352
State									228	440	323
Total current income taxes									4,038	4,858	5,040
Deferred
Federal									1,059	(1,430)	(907)
Non-U.S.									8	(690)	10
State									346	(213)	287
Total deferred income taxes									1,413	(2,333)	(610)
Provision for income tax on continuing operations before non-controlling interests	$ 771	$ 1,193	$ 1,155	$ 2,332	$ 1,116	$ 777	$ 52	$ 580	5,451	2,525	4,430
Provision (benefit) for income taxes on discontinued operations									0	0	(27)
Income tax expense (benefit) reported in stockholders’ equity related to:
FX translation									(146)	23	(11)
Investment securities									(1,367)	1,214	648
Employee stock plans									(6)	(4)	(16)
Cash flow hedges									(476)	455	269
Benefit plans									240	(23)	(119)
FVO DVA									64	(141)	(337)
Excluded fair value hedges									2	(8)	8
Retained earnings									0	(911)	46
Income taxes before noncontrolling interests									3,762	3,130	4,891
Provision (benefit) for effect of securities transactions									169	454	373
Benefit for effect of other-than-temporary-impairment losses									$ (57)	$ (14)	$ (9)